Condensed Shinhan Financial Group (Parent Company only) Financial Statements	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Condensed Shinhan Financial Group (Parent Company only) Financial Statements

51.	Condensed Shinhan Financial Group (Parent Company only) Financial Statements
STATEMENTS OF FINANCIAL POSITION

	2020		2021
Assets
Deposits
Banking subsidiaries	~~W~~	3	3,913
Other		—	41,000
Receivables from subsidiaries:
Non-banking subsidiaries		3,218,455	3,976,059
Investment (at equity) in subsidiaries:
Banking subsidiaries		13,797,222	13,797,222
Non-banking subsidiaries		16,157,962	16,537,819
Financial assets at FVTPL		1,810,867	1,617,734
Derivative assets		39,392	17,933
Property, equipment and intangible assets, net		10,360	10,597
Other assets
Banking subsidiaries		260,342	326,216
Non-banking subsidiaries		173,473	468,150
Other		15,838	19,250

Total assets	~~W~~	35,483,914	36,815,893

Liabilities and equity
Debt securities issued	~~W~~	9,920,059	9,559,553
Derivative liabilities		22,133	6,263
Accrued expenses & other liabilities		484,625	844,701

Total liabilities		10,426,817	10,410,517

Equity		25,057,097	26,405,376

Total liabilities and equity	~~W~~	35,483,914	36,815,893

CONDENSED STATEMENTS OF INCOME

	2019		2020	2021
Income
Dividends from banking subsidiaries	~~W~~	892,310	892,420	772,420
Dividends from non-banking subsidiaries		428,634	495,110	807,803
Interest income from banking subsidiaries		263	194	173
Interest income from non-banking subsidiaries		38,968	68,914	75,013
Other income		125,324	268,784	235,746

Total income		1,485,499	1,725,422	1,891,155

Expenses
Interest expense		(206,815)	(231,205)	(210,535)
Other expense		(147,589)	(216,708)	(259,188)

Total expenses		(354,404)	(447,913)	(469,723)

Profit before income tax expense		1,131,095	1,277,509	1,421,432

Income tax expense		1,922	3,066	7,476

Profit for the year	~~W~~	1,129,173	1,274,443	1,413,956

CONDENSED STATEMENTS OF CASH FLOWS

	2019		2020	2021
Cash flows from operating activities
Profit before income taxes	~~W~~	1,131,095	1,277,509	1,421,432
Non-cash items included in profit before tax		(1,164,022)	(1,313,967)	(1,456,374)
Changes in operating assets and liabilities		1,475,702	(1,272,738)	605,089
Net interest paid		(154,765)	(165,570)	(134,269)
Dividend received from subsidiaries		1,320,944	1,386,843	1,578,920
Income tax paid		(194)	—	(1,102)

Net cash provided by (used in) operating activities		2,608,760	(87,923)	2,013,696

Cash flows from investing activities
Net loan origination to non-banking subsidiaries		(575,936)	(1,073,657)	(649,384)
Acquisition of subsidiary		(2,977,196)	(73,335)	(379,857)
Other, net		(660)	(100,875)	(452,672)

Net cash used in investing activities		(3,553,792)	(1,247,867)	(1,481,913)

Cash flows from financing activities
Issuance of common stocks		—	1,154,347	—
Issuance of convertible preferred shares		747,791	—	—
Issuance of hybrid bonds		199,476	448,699	1,154,597
Net changes in borrowings		(125,000)	—	—
Issuance of debt securities issued		3,194,764	2,240,581	1,428,704
Repayments of debt securities issued		(1,844,000)	(1,384,000)	(1,890,000)
Dividend paid		(830,772)	(968,847)	(1,218,761)
Acquisition of treasury stock		(444,077)	(150,448)	(79)
Disposition of and incineration cost of treasury stock		—	(3,033)	—
Payment of stock issuance costs		—	—	(605)
Redemption of lease liabilities		(1,614)	(1,673)	(1,701)

Net cash provided by (used in) financing activities		896,568	1,335,626	(527,845)

Effect of exchange rate changes on cash and cash equivalents held		—	—	23

Net increase (decrease) in cash and cash equivalents		(48,464)	(164)	3,961

Cash and cash equivalents at beginning of year		48,628	164	—

Cash and cash equivalents at end of year	~~W~~	164	—	3,961